Valuation Results and Net Trading Income - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Valuation Results And Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ (99)	€ (1)
Fair value adjustments on own issued notes	€ (141)	€ (373)